Right of Use Assets and Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Summary of Carrying Amounts of Right of Use Assets
a) Set out below are the carrying amounts of
right-of-use
assets recognized and the movements during the six months ended June 30, 2023:

(In thousand Euros)	Buildings	Vehicles	Other assets	Total
Balance at December 31, 2022	22,398	1,195	1,295	24,888

Additions	—	222	—	222
Depreciation for the period	(1,239)	(277)	(126)	(1,642)
Translation differences	(143)	(22)		(165)

Balance at June 30, 2023	21,016	1,118	1,169	23,303

Summary of Carrying Amounts of Lease Liabilities
b) Set out below are the carrying amounts of lease liabilities and the movements during the six months ended June 30, 2023:

(In thousand Euros)	Buildings	Vehicles	Other assets	Total
Balance at December 31, 2022	25,137	1,179	985	27,301

Additions to liabilities	—	222	—	222
Interest on lease liabilities	567	19	7	593
Lease payments	(1,433)	(307)	(163)	(1,903)
Translation differences	(148)	(21)	—	(169)

Balance at June 30, 2023	24,123	1,092	829	26,044

Summary of Maturity Analysis of Lease Liabilities
An analysis of the contractual maturity of lease liabilities, including future interest payable, is as follows:

(In thousand Euros)	June 30, 2023	December 31, 2022
6 months or less	1,980	1,892
6 months to 1 year	2,035	1,952
From 1 to 2 years	3,581	3,879
From 2 to 5 years	9,721	9,844
More than 5 years	15,011	17,820

	32,328	35,387

Summary of Detailed Information about Components of Lease Amounts Recognized In Profit or Loss
Amounts recognized in profit or loss derived from lease liabilities and expenses on short-term and low value leases (IFRS 16 exemption applied) are as follows:

(In thousand Euros)	June 30, 2023	June 30, 2022
Interest on lease liabilities (see note 21)	593	607
Expenses relating to short-term and low value leases (see note 19)	1,151	976